FAIR VALUES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	$ 5,767	$ 6,160
Fair Value, Other real estate owned	2,628	3,104
Non-recurring | Level 3 | One-to-four-family
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	513	272
Fair Value, Other real estate owned	130	164
Non-recurring | Level 3 | Multi-family and commercial
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	526	383
Fair Value, Other real estate owned	2,283	2,725
Non-recurring | Level 3 | Home equity
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans		7
Non-recurring | Level 3 | Impaired loans | One-to-four-family | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	513	272
Adjustment for difference between comparable sales (as a percent)	10.00%	10.00%
Non-recurring | Level 3 | Impaired loans | One-to-four-family | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	10.00%	10.00%
Non-recurring | Level 3 | Impaired loans | Multi-family and commercial | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	526	383
Adjustment for difference between comparable sales (as a percent)	10.00%	10.00%
Non-recurring | Level 3 | Impaired loans | Multi-family and commercial | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	10.00%	10.00%
Non-recurring | Level 3 | Impaired loans | Home equity | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans		7
Adjustment for difference between comparable sales (as a percent)		15.00%
Non-recurring | Level 3 | Impaired loans | Home equity | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)		15.00%
Non-recurring | Level 3 | Other real estate owned | One-to-four-family | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Other real estate owned	130	164
Adjustment for difference between comparable sales (as a percent)	10.00%	10.00%
Non-recurring | Level 3 | Other real estate owned | One-to-four-family | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	10.00%	10.00%
Non-recurring | Level 3 | Other real estate owned | Multi-family and commercial | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Other real estate owned	1,037	1,408
Adjustment for difference between comparable sales (as a percent)	10.00%	10.00%
Non-recurring | Level 3 | Other real estate owned | Multi-family and commercial | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	10.00%	10.00%
Non-recurring | Level 3 | Other real estate owned | Multi-family and commercial | Income approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Other real estate owned	$ 1,246	$ 1,317
Adjustment for differences in net operating income expectations (as a percent)	12.00%	12.25%
Capitalization rate (as a percent)	9.75%	10.00%
Non-recurring | Level 3 | Other real estate owned | Multi-family and commercial | Income approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for differences in net operating income expectations (as a percent)	12.00%	12.25%
Capitalization rate (as a percent)	9.75%	10.00%